SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2017:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	3,353,457	$4.50	4.1	$6,346
Changes during the year:
Granted	264,543	$6.36
Exercised	(636,067)	$4.38
Forfeited	(105,291)	$4.86

Options outstanding at end of year	2,876,642	$4.68	3.7	$7,703

Options exercisable at end of year	1,850,677	$4.58	2.9	$5,151

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following is a summary of the Company's RSU activity and related information for the year ended December 31, 2017:

	Number of shares	Weighted average grant date fair value

RSUs outstanding at beginning of year	393,534	$4.38
Changes during the year:
Granted	333,962	$7.12
Vested	(145,099)	$4.61
Forfeited	(7,000)	$5.75

RSUs outstanding at end of year	575,397	$5.90

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following is a summary of warrants issued to non-employees for the year ended December 31, 2017:

	Number of shares	Weighted average exercise price

Warrants outstanding at beginning and end of year	5,000	$5.00

Warrants exercisable at end of year	3,750	$5.00

Schedule Of Share Based Compensation Stock Options Outstanding [Table Text Block]
The options and warrants outstanding as of December 31, 2017, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Number of options outstanding as of December 31, 2017	Weighted average remaining contractual life	Weighted average exercise price	Number of options exercisable as of December 31, 2017	Weighted average exercise price of exercisable options
		(Years)

$0.00-1.10	5,875	0.54	$0.00	5,500	$0.00
$1.50-2.51	43,250	1.69	$2.04	43,250	$2.04
$2.57-4.00	980,805	3.00	$3.51	714,430	$3.43
$4.03-6.49	1,400,388	4.10	$4.90	821,671	$4.99
$6.51-8.23	451,324	3.95	$6.87	269,576	$6.88

	2,881,642	3.66	$4.69	1,854,427	$4.58